Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net Loss		€ (23,698)	€ (164,476)	€ (127,218)
Adjustments to reconcile net loss to net cash provided by:
Depreciation (property and equipment, internal-use software and website development)		3,725	4,421	5,996
Amortization of intangible assets	[1]	23	135	136
Impairment of intangible assets and goodwill		30,148	196,127	184,642
Impairment of long-lived assets including internal-use software and website development		0	0	893
Share-based compensation		8,451	9,505	15,342
Deferred income taxes		(9,751)	(3,501)	(19,734)
Foreign exchange (gains)/losses		(280)	632	228
Expected credit losses, net		89	640	228
Gain on deconsolidation of subsidiaries		(81)	0	0
Gain on disposal of fixed assets		(2)	(18)	(6)
Loss from equity method investments		1,705	221	401
Changes in operating assets and liabilities:
Accounts receivable, including related party		(4,305)	6,691	(10,114)
Prepaid expenses and other assets		5,586	(3,565)	1,557
Accounts payable		6,898	(2,389)	5,291
Payroll liabilities		(1,956)	(935)	(835)
Accrued expenses and other liabilities		(671)	1,358	(677)
Deferred revenue		(135)	(513)	(485)
Taxes payable/receivable, net		4,504	(16,532)	10,623
Net cash provided by operating activities		20,250	27,801	66,268
Investing activities:
Purchase of investments		0	(25,225)	(50,000)
Proceeds from sales and maturities of investments		25,225	45,000	5,000
Capital expenditures, including internal-use software and website development		(2,800)	(3,514)	(3,976)
Investment in equity-method investees		(10,211)	0	(5,951)
Proceeds from sale of fixed assets		6	28	17
Net cash provided by/(used in) investing activities		12,220	16,289	(54,910)
Financing activities:
Proceeds from exercise of option awards		0	365	118
Payment of withholding taxes on net share settlements of equity awards		(699)	(6,380)	0
Repayment of other non-current liabilities		(75)	(46)	(112)
Purchases of treasury stock		0	0	(19,627)
Dividend paid to shareholders		0	(184,381)	0
Net cash provided used in financing activities		(774)	(190,442)	(19,621)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		202	(385)	470
Net increase/(decrease) in cash, cash equivalents and restricted cash		31,898	(146,737)	(7,793)
Cash, cash equivalents and restricted cash at beginning of year		102,189	248,926	256,719
Cash, cash equivalents and restricted cash at end of year		134,087	102,189	248,926
Supplemental cash flow information:
Cash paid for interest		16	12	51
Cash received for interest		3,571	5,271	397
Cash paid for taxes, net of (refunds)		(1,518)	32,985	9,436
Non-cash investing and financing activities:
Receipt of tax credits		€ 1,020	€ 0	€ 0

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€—	€8
Amortization of internal use software and website development costs included in technology and content	3,185	3,085	4,019
Amortization of internal use software costs included in general and administrative	—	—	104
Amortization of acquired technology included in amortization of intangible assets	23	135	136